Dynamic International Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.6%
	DEBT FUND - 12.4%
	INTERNATIONAL FUND - 12.4%
100,000	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$ 9,163,000

	EQUITY FUNDS - 87.2%
	INTERNATIONAL FUNDS - 87.2%
197,397	Global X MSCI Colombia ETF	1,058,048
238,000	iShares China Large-Cap ETF *	8,934,520
171,050	iShares MSCI Australia ETF	2,658,117
243,000	iShares MSCI Brazil ETF *	5,725,080
100,090	iShares MSCI Canada ETF	2,186,966
102,000	iShares MSCI France ETF	2,390,880
220,000	iShares MSCI Germany ETF *	4,725,600
121,000	iShares MSCI Hong Kong ETF	2,412,740
49,000	iShares MSCI India ETF	1,181,390
35,816	iShares MSCI Indonesia ETF	527,570
49,000	iShares MSCI Italy ETF	1,017,730
147,000	iShares MSCI Japan ETF	7,260,330
17,000	iShares MSCI Netherlands ETF *	441,830
51,195	iShares MSCI New Zealand ETF	2,274,082
50,000	iShares MSCI Poland ETF	687,000
27,000	iShares MSCI Singapore ETF *	468,450
36,000	iShares MSCI South Korea ETF	1,689,120
50,000	iShares MSCI Spain ETF	1,016,000
113,717	iShares MSCI Switzerland ETF *	4,021,033
54,000	iShares MSCI Taiwan ETF	1,780,380
7,477	iShares MSCI Thailand ETF *	429,703
248,000	iShares MSCI United Kingdom ETF	5,922,240
41,118	SPDR S&P Emerging Markets SmallCap ETF *	1,361,417
253,859	VanEck Vectors Russia ETF *	4,234,368
		64,404,594

	TOTAL EXCHANGE TRADED FUNDS (Cost $71,291,547)	73,567,594

	SHORT-TERM INVESTMENTS - 34.8%
	COLLATERAL FOR SECURITIES LOANED - 30.5%
22,498,059	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 0.12% ^	22,498,059

	MONEY MARKET FUND - 4.3%
3,199,341	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.21% ^	3,199,341

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,697,400)	25,697,400

	TOTAL INVESTMENT - 134.4% (Cost $96,988,947)	$ 99,264,994
	LIABILITIES IN EXCESS OF OTHER ASSETS - (34.4)%	(25,430,943)
	NET ASSETS - 100.0%	$ 73,834,051

ETF - Exchange Traded Fund
^ Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.
* All or a portion of this security is on loan. Total loaned securities have a value of $21,047,794 at March 31, 2020.

Dynamic U.S. Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.2%
	DEBT FUND - 7.5%
35,000	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$ 3,207,050

	EQUITY FUNDS - 91.7%
	SECTOR FUNDS - 91.7%
75,000	Communication Services Select Sector SPDR Fund	3,318,000
46,203	Consumer Discretionary Select Sector SPDR Fund	4,531,590
101,157	Consumer Staples Select Sector SPDR Fund	5,510,022
56,079	Energy Select Sector SPDR Fund	1,629,656
80,800	Health Care Select Sector SPDR Fund *	7,157,264
14,150	iShares Russell 2000 ETF *	1,619,609
4,500	iShares Russell 2000 Value ETF	369,135
51,682	Real Estate Select Sector SPDR Fund	1,602,142
124,000	Technology Select Sector SPDR Fund *	9,965,880
41,501	Utilities Select Sector SPDR Fund	2,299,571
11,500	VanEck Vectors Semiconductor ETF	1,347,110
		39,349,979

	TOTAL EXCHANGE TRADED FUNDS (Cost $42,661,160)	42,557,029

	SHORT-TERM INVESTMENTS - 38.3%
	COLLATERAL FOR SECURITIES LOANED - 30.3%
13,002,192	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 0.12% ^	13,002,192

	MONEY MARKET FUND - 8.0%
3,413,907	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.21% ^	3,413,907

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,416,099)	16,416,099

	TOTAL INVESTMENTS - 137.5% (Cost $59,077,259)	$ 58,973,128
	LIABILITIES IN EXCESS OF OTHER ASSETS - (37.5)%	(16,075,298)
	NET ASSETS - 100.0%	$ 42,897,830

ETF - Exchange Traded Fund
^ Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.
* All or a portion of this security is on loan. Total loaned securities have a value of $12,575,693 at March 31, 2020.

Dynamic Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending - The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”).  Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower.  In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral was invested in short-term instruments as noted in the Dynamic International Opportunity Fund's ("DIOF") and Dynamic U.S. Opportunity Fund’s ("DUOF") Portfolio of Investments.  Securities lending income is disclosed in the DIOF’s and DUOF’s Statement of Operations.  Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return them.  The agreement provided that the Funds received a guaranteed amount in securities lending revenue annually.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the DIOF and the DUOF Fund. DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions. The Funds entered into a security lending agreement during the quarter. As of March 31, 2020 the total loaned securities were $21,047,794 and $12,575,693 for DIOF and DUOF, respectively.
Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2020 for each Fund’s assets and liabilities measured at fair value:

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 73,567,594	$ -	$ -	$ 73,567,594
Short-Term Investments	25,697,400	-	-	25,697,400
Total	$ 99,264,994	$ -	$ -	$ 99,264,994

Dynamic U.S. Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 42,557,029	$ -	$ -	$ 42,557,029
Short-Term Investments	16,416,099	-	-	16,416,099
Total	$ 58,973,128	$ -	$ -	$ 58,973,128

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation & Depreciation - Tax Basis

Dynamic International Opportunity Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
$ 97,145,339	$ 4,336,443	$ (2,216,788)	$ 2,119,655
.
Dynamic U.S. Opportunity Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
$ 59,166,622	$ 1,625,605	$ (1,819,099)	$ (193,494)